COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [abstract]
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
6.1 - Cost of revenues

	For the year ended December 31,
	2024	2023	2022
Salaries, employee benefits and social security taxes	(1,329,498)	(1,158,669)	(1,014,469)
Professional services	(107,739)	(104,916)	(37,293)
Depreciation and amortization expense	(27,859)	(18,057)	(13,510)
Share-based compensation expense - Equity settled	(23,937)	(15,155)	(4,917)
Travel and housing	(17,966)	(11,669)	(11,057)
Office expenses	(16,792)	(7,348)	(8,817)
Promotional and marketing expenses(*)	(12,449)	(5,319)	(4,111)
Depreciation expense of right-of-use assets	(8,175)	(10,540)	(9,802)
Recruiting, training and other employee expenses	(7,098)	(6,818)	(3,150)
Share-based compensation expense - Cash settled	(695)	(1,687)	(3,722)
Legal claims	(114)	—	—
TOTAL	(1,552,322)	(1,340,178)	(1,110,848)
(*) Related to digital marketing services associated with the Media and Entertainment vertical (see note 5).

6.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2024	2023	2022
Salaries, employee benefits and social security taxes	(262,466)	(212,381)	(173,472)
Depreciation and amortization expense	(97,035)	(81,822)	(59,179)
Share-based compensation expense - Equity settled	(58,833)	(57,297)	(52,144)
Professional services	(56,614)	(49,921)	(40,546)
Office expenses	(33,010)	(26,669)	(24,992)
Depreciation expense of right-of-use assets	(29,662)	(29,442)	(25,442)
Promotional and marketing expenses	(29,014)	(26,323)	(26,976)
Taxes	(25,899)	(20,023)	(17,609)
Travel and housing	(21,518)	(17,818)	(17,159)
Rental expenses	(12,766)	(9,149)	(7,448)
Recruiting, training and other employee expenses	(5,927)	(5,714)	(10,346)
Share-based compensation expense - Cash settled	(238)	(634)	(770)
Legal claims	(13)	118	(241)
TOTAL	(632,995)	(537,075)	(456,324)